Investment Properties - Additional Information (Detail) - Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	$ 8,119,436	$ 273,935
Level 3 of fair value hierarchy [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Fair value of investment properties	$ 11,560,440	$ 390,028